Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 18, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 28, 2016	Oct. 14, 2016	Dec. 31, 2015	Apr. 24, 2015	Dec. 31, 2014
C000146453
Account Value [Line Items]
Account Value	$ 14,631	$ 14,200	$ 12,249	$ 14,159		$ 12,525	$ 11,678	$ 9,673	$ 11,747	$ 9,317			$ 9,030	$ 10,000
C000146455
Account Value [Line Items]
Account Value	28,687	23,858	19,810	23,410		18,388	15,623	12,077	13,060	10,842			9,490	10,000
C000075764
Account Value [Line Items]
Account Value	11,044	10,914	10,356	11,998		12,235	11,378	10,499	10,560	10,252			10,023		$ 10,000
C000183413
Account Value [Line Items]
Account Value	11,567	10,369	9,076	10,603	$ 10,000
C000075765
Account Value [Line Items]
Account Value	17,646	15,847	13,917	16,289		14,589	12,857	10,963	11,189	10,070			9,454		10,000
C000173961
Account Value [Line Items]
Account Value	11,626	11,391	10,653	12,273		12,201	11,181	10,112	10,214	9,770	$ 10,000
C000116967
Account Value [Line Items]
Account Value	12,190	11,981	11,231	12,964		12,923	11,873	10,767	10,903	10,456			9,911		10,000
C000027523
Account Value [Line Items]
Account Value	11,268	10,790	10,348	10,270		10,269	10,248	10,108	10,006	10,001			10,001		10,000
C000173957
Account Value [Line Items]
Account Value	16,388	15,889	13,517	15,764		14,227	13,214	10,861	12,600	10,070		$ 10,000
C000075766
Account Value [Line Items]
Account Value	15,796	15,351	13,083	15,306		13,846	12,891	10,615	12,349	9,898			9,861		10,000
C000173958
Account Value [Line Items]
Account Value	23,026	20,254	17,436	20,120		16,222	14,128	11,260	12,653	10,900		10,000
C000075767
Account Value [Line Items]
Account Value	24,090	21,236	18,325	21,198		17,142	14,968	11,948	13,477	11,633			9,733		10,000
C000027542
Account Value [Line Items]
Account Value	18,401	16,731	14,572	17,219		15,366	13,618	11,412	12,035	10,622			9,753		10,000
C000183414
Account Value [Line Items]
Account Value	13,202	11,143	9,011	11,000	10,000
C000075769
Account Value [Line Items]
Account Value	20,435	17,294	14,017	17,143		14,147	12,263	9,637	10,583	8,662			8,743		10,000
C000173959
Account Value [Line Items]
Account Value	41,869	31,512	22,028	31,225		24,560	17,664	13,033	13,281	10,280		10,000
C000087885
Account Value [Line Items]
Account Value	44,553	33,637	23,573	33,481		26,389	19,042	14,076	14,384	11,160			10,486		10,000
C000173960
Account Value [Line Items]
Account Value	21,081	18,500	16,563	17,981		14,437	14,118	11,194	12,233	10,790		10,000
C000087886
Account Value [Line Items]
Account Value	21,264	18,715	16,775	18,270		14,704	14,415	11,453	12,547	11,101			9,558		10,000
C000048319
Account Value [Line Items]
Account Value	33,430	26,799	21,280	26,049		20,285	17,216	13,115	13,751	11,308			10,116		10,000
C000048320
Account Value [Line Items]
Account Value	32,610	26,220	20,862	25,601		19,982	17,006	12,993	13,654	11,251			10,095		10,000
C000173956
Account Value [Line Items]
Account Value	21,106	19,489	16,853	20,171		15,961	14,383	11,749	12,852	11,380		10,000
C000048313
Account Value [Line Items]
Account Value	22,285	20,635	17,887	21,460		17,026	15,379	12,586	13,820	12,257			9,751		10,000
C000027546
Account Value [Line Items]
Account Value	$ 26,390	23,519	19,852	22,582		19,118	16,273	13,083	13,034	11,330			10,507		10,000
MSCI World ex-USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Ex-USA Index (net of withholding taxes)
Account Value	$ 15,316	14,628	12,403	14,471		12,849	11,943	9,750	11,349	9,137			8,893	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,319	25,297	20,084	24,858		19,782	16,364	12,490	13,181	10,881			9,652	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321			10,055		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,896	11,915	9,435	11,522	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351			10,138		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,838	10,704	10,143	11,660		11,843	11,016	10,133	10,132	9,785	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321			10,055		10,000
3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	Three-Month U.S. Treasury Bill Index
Account Value	$ 11,906	11,343	10,795	10,583		10,578	10,540	10,327	10,130	10,037			10,005		10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Account Value	$ 16,813	16,194	13,696	16,010		14,389	13,346	10,938	12,688	10,147		10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Account Value	$ 16,598	15,987	13,521	15,805		14,205	13,176	10,798	12,526	10,018			9,919		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,531	24,660	19,578	24,233		19,284	15,952	12,175	12,849	10,608		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327			10,048		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351			10,138		10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Account Value	$ 13,240	11,157	9,013	11,010	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Account Value	$ 25,812	21,751	17,571	21,465		17,621	15,203	11,908	13,045	10,657			9,913		10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,331	25,163	19,887	24,591		19,446	16,076	12,232	12,847	10,557		10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	26,953	21,302	26,340		20,830	17,220	13,102	13,761	11,308			10,092		10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,331	25,163	19,887	24,591		19,446	16,076	12,232	12,847	10,557		10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	26,953	21,302	26,340		20,830	17,220	13,102	13,761	11,308			10,092		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351			10,138		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351			10,138		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,531	24,660	19,578	24,233		19,284	15,952	12,175	12,849	10,608		$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877		20,593	17,035	13,002	13,721	11,327			10,048		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351			10,138		10,000
MSCI World ex-USA Index (Gross)
Account Value [Line Items]
Account Value	16,091	15,287	12,890	14,958		13,217	12,228	9,928	11,496	9,211			8,917	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,300	9,185	8,704	10,006	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321			10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299		12,492	11,620	10,688	10,687	10,321			10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299		$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321			$ 10,055		$ 10,000